Property and Equipment (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4,600	$ 97,300